Other Income , Net - Summary of Other Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income (Expense) [Abstract]
Unrealized gain on derivative liabilities - warrants	$ 1,184	$ 16,669
(Loss) gain on derivative instruments	(5,698)	23,909
Gain (loss) on provision - loan receivable	572	(753)
Unrealized loss on investments held at fair value	(4,609)	(7,135)
Loss on debt extinguishment	0	(17,987)
Gain (loss) on conversion of investment	22	(880)
Gain (loss) on disposition of assets	14,711	(6)
Gain (loss) on foreign currency	931	(1,228)
Gain (loss) on lease termination	4,876	(43)
Other income, net	3,238	485
Total Other income, net	$ 15,227	$ 13,031